Rule 497(d)




                                     FT 1213
        Strategic Income Advantage Select, Closed-End Portfolio, Series 5

               Supplement to the Prospectus dated August 15, 2006



         Notwithstanding anything to the contrary in the Prospectus, Fund/SERV Eligible Units shall include Units which are purchased and sold on a manual basis through FTP Services LLC.



October 17, 2006